Label	Element	Value
Calamos International Growth Fund | Calamos International Growth Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos International Growth Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Calamos International Growth Fund's investment objective is long-term capital growth.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 144 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 71 of the Fund's statement of additional information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2027
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2027 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 170% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	170.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund anticipates that under normal circumstances its investment adviser's investment process will result in the Fund investing in an internationally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund's portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund's investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser's opinion, offer some of the best opportunities for growth. The Fund's investment adviser typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance ("ESG") factors into account in making investment decisions. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country, and currency and focusing on macro-level investment themes.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the MSCI EAFE Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The MSCI ACWI ex-USA Index is designed to measure the equity market performance of companies outside of the United States in developed and emerging markets. The MSCI ACWI ex-USA Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	800.582.6959
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarterly Return:	29.32	% (6.30.20)	Lowest Quarterly Return:	-18.42	% (12.31.18)

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	29.32%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(18.42%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns as of 12.31.25
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Calamos International Growth Fund | Calamos International Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos International Growth Fund | Calamos International Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos International Growth Fund | Calamos International Growth Fund | American Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Calamos International Growth Fund | Calamos International Growth Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Calamos International Growth Fund | Calamos International Growth Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Calamos International Growth Fund | Calamos International Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

Calamos International Growth Fund | Calamos International Growth Fund | Forward Foreign Currency Contract Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

Calamos International Growth Fund | Calamos International Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

Calamos International Growth Fund | Calamos International Growth Fund | Portfolio Selection Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Calamos International Growth Fund | Calamos International Growth Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Calamos International Growth Fund | Calamos International Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

Calamos International Growth Fund | Calamos International Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Calamos International Growth Fund | Calamos International Growth Fund | Small and Mid-Sized Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

Calamos International Growth Fund | Calamos International Growth Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 591
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	892
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,215
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,127
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	591
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	892
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,215
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,127
Calamos International Growth Fund | Calamos International Growth Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.22%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	668
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,165
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,533
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	668
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,165
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,533
Calamos International Growth Fund | Calamos International Growth Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,453
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	360
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	644
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,453
Calamos International Growth Fund | Calamos International Growth Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,353
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	333
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	597
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,353
Calamos International Growth Fund | MSCI ACWI ex USA Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.11%	[2],[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.46%	[2],[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.95%	[2],[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.52%	[2],[3]
Calamos International Growth Fund | MSCI EAFE Growth Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.38%
Calamos International Growth Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.36%
Performance Inception Date	oef_PerfInceptionDate	Mar. 16, 2005
Calamos International Growth Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.46%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.81%
Performance Inception Date	oef_PerfInceptionDate	Mar. 16, 2005
Calamos International Growth Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(5.95%)
Annual Return [Percent]	oef_AnnlRtrPct	39.57%
Annual Return [Percent]	oef_AnnlRtrPct	(20.88%)
Annual Return [Percent]	oef_AnnlRtrPct	29.69%
Annual Return [Percent]	oef_AnnlRtrPct	44.97%
Annual Return [Percent]	oef_AnnlRtrPct	7.03%
Annual Return [Percent]	oef_AnnlRtrPct	(30.54%)
Annual Return [Percent]	oef_AnnlRtrPct	15.33%
Annual Return [Percent]	oef_AnnlRtrPct	12.48%
Annual Return [Percent]	oef_AnnlRtrPct	23.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.88%
Performance Inception Date	oef_PerfInceptionDate	Mar. 16, 2005
Calamos International Growth Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.49%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.84%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.42%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.08%	[4]
Calamos International Growth Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.04%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.51%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.94%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.62%	[4]
Calamos International Growth Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.59%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.99%
Performance Inception Date	oef_PerfInceptionDate	Sep. 17, 2018

[1]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2027 to the extent necessary so that Total Annual Fund Operating Expenses of Class A, Class C, and Class I are limited to 1.20%, 1.95%, and 0.95% of average net assets, respectively. The Fund's investment adviser has contractually agreed to limit the Fund's annual ordinary operating expenses through March 1, 2027 for Class R6 shares (as a percentage of average net assets) to 0.95% less the annual sub- transfer agency ratio for the Fund. The annual sub-transfer agency ratio is equal to the aggregate sub-transfer agency expenses common to the other share classes of the Fund divided by the aggregate average annual net assets of the Fund's other share classes. For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.
[2]	All index returns include the reinvestment of dividends and distributions, but do not reflect the deduction of withholding taxes, fees, brokerage commissions, or other expenses.
[3]	The Fund's investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the MSCI EAFE Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund's investment universe than the broad-based securities market index. The MSCI ACWI ex-USA Index is designed to measure the equity market performance of companies outside of the United States in developed and emerging markets. The MSCI ACWI ex-USA Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
[4]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.